SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Mar. 14, 2022 $ / shares	Jan. 07, 2022 USD ($) $ / shares	May 28, 2021 $ / shares	Jan. 29, 2021 $ / shares	Sep. 02, 2020 $ / shares	Oct. 11, 2019 $ / shares	Jun. 06, 2019 $ / shares	Mar. 22, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Inventory reclass expense									$ 6,800
Cash dividend paid (in USD per share) | $ / shares			$ 0.03	$ 0.01	$ 0.03	$ 0.01	$ 0.03
Sales of assets									$ 26,308	$ 891	$ 758
Hawaii Land
Subsequent Event [Line Items]
Area of land sold (in acres) | a									725
Subsequent Event
Subsequent Event [Line Items]
Inventory reclass expense								$ 15,000
Cash dividend paid (in USD per share) | $ / shares		$ 0.08
Value of cash dividend paid		$ 7,600
Cash dividend declared (in USD per share) | $ / shares	$ 0.08
Subsequent Event | Hawaii Land
Subsequent Event [Line Items]
Area of land sold (in acres) | a								391
Sales of assets								$ 14,600